GOODWILL AND OTHER INTANGIBLES GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The Company's core deposit intangible is summarized as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Balance at beginning of year	$5,783	$6,385	$6,986
Amortization	(601)	(602)	(601)
Balance at end of year	$5,182	$5,783	$6,385